Disclosures on Individual Items of the Financial Statements (Details) - Schedule of development of right of use assets - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosures on Individual Items of the Financial Statements (Details) - Schedule of development of right of use assets [Line Items]
Beginning balance	€ 2,503	€ 1,620
Ending balance	1,988	2,503
Depreciation charge for the year	595	408
Additions to right-of-use assets	79	1,291
Property [Member]
Disclosures on Individual Items of the Financial Statements (Details) - Schedule of development of right of use assets [Line Items]
Beginning balance	2,346	1,526
Ending balance	1,844	2,346
Depreciation charge for the year	501	343
Additions to right-of-use assets		1,163
Vehicles [Member]
Disclosures on Individual Items of the Financial Statements (Details) - Schedule of development of right of use assets [Line Items]
Beginning balance	158	94
Ending balance	143	158
Depreciation charge for the year	93	65
Additions to right-of-use assets	€ 79	€ 128